Inventories (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories Line Items [Line Items]
Cost of inventories recognised as expense	$ 171,276	$ 146,589
Provision for inventory write off	3,632	3,331
Inventory write-down	804	1,110
Stockpile and concentrate
Inventories Line Items [Line Items]
Inventories, at net realisable value	$ 468	$ 168